Chad E. Fickett

Assistant General Counsel

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

May 5, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account II/Survivorship Variable Universal Life
Post-Effective Amendment No. 5 to
Form N-6 Registration Statement (the “Amendment”)
File Nos. 333-136308
CIK: 0001359314

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2010.

Please direct any question or comment to me at the telephone number set forth above.

Very truly yours,

/s/ CHAD E. FICKETT

Chad E. Fickett

Assistant General Counsel